Operating expenses (Other operating income (expenses) excluded)	12 Months Ended
Dec. 31, 2020
Operating expenses (Other operating income (expenses) excluded)
Operating expenses (Other operating income (expenses) excluded)

Note 18. Operating expenses (Other operating income (expenses) excluded)

	Research and	Marketing — business	General and
December 31, 2018	development	development	administrative
(in thousands of euros)	expenses	expenses	expenses	Total
Disposables	(2,210)	—	—	(2,210)
Energy and liquids	(504)	—	—	(504)
Patents	(401)	—	—	(401)
Studies	(17,351)	—	—	(17,351)
Maintenance	(934)	—	—	(934)
Fees	(98)	0	(1,431)	(1,530)
IT systems	(766)	(9)	(49)	(824)
Support costs (including taxes)	—	—	(584)	(584)
Personnel costs	(7,625)	(182)	(2,266)	(10,072)
Depreciation, amortization and provisions	(890)	—	(179)	(1,069)
Other	(978)	(34)	(1,536)	(2,549)
Total operating expenses	(31,758)	(225)	(6,045)	(38,028)

	Research and	Marketing — business	General and
December 31, 2019	development	development	administrative
(in thousands of euros)	expenses	expenses	expenses	Total
Disposables	(1,560)	—	—	(1,560)
Energy and liquids	(505)	—	—	(505)
Patents	(506)	—	—	(506)
Studies	(19,353)	—	—	(19,353)
Maintenance	(933)	—	—	(933)
Fees	(239)	—	(987)	(1,226)
IT systems	(793)	(8)	(46)	(847)
Support costs (including taxes)			(568)	(568)
Personnel costs	(8,076)	(202)	(2,703)	(10,981)
Depreciation, amortization and provisions	(1,060)	—	(396)	(1,456)
Other	(765)	(40)	(1,387)	(2,192)
Total operating expenses	(33,790)	(250)	(6,087)	(40,127)

	Research and	Marketing — business	General and
December 31, 2020	development	development	administrative
(in thousands of euros)	expenses	expenses	expenses	Total
Disposables	(1,243)	—	—	(1,243)
Energy and liquids	(539)	—	—	(539)
Patents	(343)	—	—	(343)
Studies	(10,987)	—	—	(10,987)
Maintenance	(846)	—	—	(846)
Fees	(201)	(341)	(2,005)	(2,548)
IT systems	(597)	(8)	(46)	(651)
Support costs (including taxes)	—	—	(722)	(722)
Personnel costs	(7,518)	(197)	(2,964)	(10,680)
Depreciation, amortization and provisions	(832)	—	(177)	(1,009)
Other	(608)	(16)	(2,585)	(3,209)
Total operating expenses	(23,717)	(563)	(8,499)	(32,779)

18.1.Personnel costs and headcount

	Research and	Marketing — business	General and
December 31, 2018	development	development	administrative
(in thousands of euros)	expenses	expenses	expenses	Total
Wages, salaries and similar costs	(5,085)	(178)	(1,349)	(6,613)
Payroll taxes	(1,981)	(3)	(576)	(2,560)
CICE tax credit	103	—	20	124
Provisions for retirement benefit obligations	(145)	—	(45)	(190)
Share‑based compensation expense	(516)	(1)	(316)	(833)
Total personnel costs	(7,625)	(182)	(2,266)	(10,072)

	Research and	Marketing — business	General and
December 31, 2019	development	development	administrative
(in thousands of euros)	expenses	expenses	expenses	Total
Wages, salaries and similar costs	(4,908)	(178)	(1,491)	(6,577)
Payroll taxes	(2,206)	(1)	(634)	(2,841)
Provisions for retirement benefit obligations	(95)	—	(61)	(156)
Share‑based compensation expense	(868)	(22)	(517)	(1,407)
Total personnel costs	(8,076)	(202)	(2,703)	(10,981)

	Research and	Marketing — business	General and
December 31, 2020	development	development	administrative
(in thousands of euros)	expenses	expenses	expenses	Total
Wages, salaries and similar costs	(4,590)	(183)	(1,669)	(6,442)
Payroll taxes	(2,180)	8	(926)	(3,098)
Provisions for retirement benefit obligations	(141)	—	(60)	(202)
Share-based compensation expense	(607)	(22)	(309)	(938)
Total personnel costs	(7,518)	(197)	(2,964)	(10,680)

The Company had 94 employees at December 31, 2020 compared with 88 employees at December 31, 2019 and 113 employees at December 31, 2018.